Compensation Plans and Post-Employment Benefits (Tables)	12 Months Ended
Nov. 30, 2022
Retirement Benefits [Abstract]
Schedule of Share Based Compensation Awards Activity

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2019	2,491,376	$59.97
Granted	9,971,331	$20.72
Vested	(1,641,570)	$30.68
Forfeited	(480,361)	$50.96
Outstanding at November 30, 2020	10,340,776	$26.61
Granted	4,453,572	$20.65
Vested	(6,618,083)	$21.31
Forfeited	(729,073)	$35.81
Outstanding at November 30, 2021	7,447,192	$26.85
Granted	3,117,638	$17.53
Vested	(3,503,118)	$24.36
Forfeited	(681,197)	$36.20
Outstanding at November 30, 2022	6,380,515	$22.67

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

	UK Plan (a)		All Other Plans
(in millions)	2022	2021	2022	2021
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$298	$303	$263	$280
Past service cost	—	—	18	10
Interest cost	5	4	5	4
Benefits paid	(12)	(10)	(15)	(5)
Actuarial (gain) loss on plans’ liabilities	(88)	(7)	(49)	(8)
Plan curtailments, settlements and other	(6)	7	1	(19)
Projected benefit obligation as of November 30	198	298	223	263

Change in plan assets:
Fair value of plan assets as of December 1	355	325	12	17
Return (loss) on plans’ assets	(116)	31	(1)	—
Employer contributions	2	1	12	17
Benefits paid	(12)	(10)	(12)	(5)
Plan settlements	(5)	—	(1)	(17)
Administrative expenses	(2)	8	—	—
Fair value of plan assets as of November 30	222	355	10	12
Funded status as of November 30	$24	$56	$(213)	$(250)

(a) The P&O Princess Cruises (UK) Pension Scheme (“UK Plan”)

Schedule of Defined Benefit Plan Amounts Recognized in Balance Sheets
The amounts recognized in the Consolidated Balance Sheets for these plans were as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
(in millions)	2022	2021	2022	2021
Other assets	$24	$56	$—	$—
Accrued liabilities and other	$—	$—	$25	$23
Other long-term liabilities	$—	$—	$188	$227

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	November 30,
(in millions)	2022	2021
Projected benefit obligation	$223	$263
Accumulated benefit obligation	$218	$254
Fair value of plan assets	$10	$12

Schedule of Net Benefit Costs
The net benefit cost recognized in the Consolidated Statements of Income (Loss) were as follows:

	UK Plan			All Other Plans
	November 30,			November 30,
(in millions)	2022	2021	2020	2022	2021	2020
Service cost	$—	$—	$—	$18	$10	$20
Interest cost	5	4	5	5	4	6
Expected return on plan assets	(6)	(6)	(8)	—	—	(1)
Amortization of prior service cost	—	—	—	—	—	—
Amortization of net loss (gain)	—	—	—	3	4	4
Settlement loss recognized	—	—	—	1	5	1
Net periodic benefit cost	$(1)	$(1)	$(3)	$26	$22	$32

The components of net periodic benefit cost other than the service cost component are included in other income (expense), net in the Consolidated Statements of Income (Loss).

Weighted average assumptions used to determine the projected benefit obligation are as follows:

	UK Plan		All Other Plans
	2022	2021	2022	2021
Discount rate	4.3%	1.6%	5.4%	2.6%
Rate of compensation increase	2.9%	2.7%	3.0%	3.0%

Weighted average assumptions used to determine net pension income are as follows:

	UK Plan			All Other Plans
	2022	2021	2020	2022	2021	2020
Discount rate	1.6%	1.6%	1.9%	3.2%	2.3%	2.9%
Expected return on assets	—%	1.9%	3.0%	2.3%	2.3%	3.0%
Rate of compensation increase	2.7%	2.3%	2.9%	3.0%	3.0%	2.7%

Schedule of Defined Benefit Plan AOCI
Amounts recognized in AOCI are as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
	2022	2021	2022	2021
Actuarial losses (gains) recognized in the current year	$35	$—	$(48)	$(7)
Amortization and settlements included in net periodic benefit cost	$—	$—	$(1)	$(12)

Schedule of Expected Future Benefit Payments	Estimated future benefit payments to be made during each of the next five fiscal years and in the aggregate during the succeeding five fiscal years are as follows:

(in millions)	UK Plan	All Other Plans
2023	$6	$26
2024	6	25
2025	7	26
2026	7	26
2027	7	27
2028-2032	43	151
	$76	$280

Schedule of Fair Values of Plan Assets	The fair values of the plan assets of the UK Plan by investment class are as follows:

	November 30,
	2022	2021
Equities	$53	$62
U.K. government fixed interest bonds (gilts)	$169	$283